Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Global Value Equity Fund, Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Global Value Equity Fund | Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund
Annual Total Returns
'01	(7.27%)
'02	(17.07%)
'03	28.64%
'04	13.26%
'05	5.57%
'06	20.91%
'07	6.37%
'08	(40.30%)
'09	15.71%
'10	10.69%